Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 28, 2013
Derivative [Line Items]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value
The following table sets forth the fair value of all derivative instruments outstanding in the Consolidated Balance Sheets:

	in millions
	Fair Value
	September 28, 2013	September 29, 2012
Derivative Assets:
Derivatives designated as hedging instruments:
Commodity contracts	$4	$32
Foreign exchange contracts	1	—
Total derivative assets – designated	5	32

Derivatives not designated as hedging instruments:
Commodity contracts	25	21
Foreign exchange contracts	2	1
Total derivative assets – not designated	27	22

Total derivative assets	$32	$54
Derivative Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	$29	$6
Foreign exchange contracts	—	1
Total derivative liabilities – designated	29	7

Derivatives not designated as hedging instruments:
Commodity contracts	72	96
Foreign exchange contracts	1	2
Total derivative liabilities – not designated	73	98

Total derivative liabilities	$102	$105

Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Schedule Of Notional Amount Of Derivatives
We had the following aggregated notional values of outstanding forward and option contracts accounted for as cash flow hedges:

		in millions, except soy meal tons
	Metric	September 28, 2013	September 29, 2012
Commodity:
Corn	Bushels	5	12
Soy Meal	Tons	96,800	164,700
Foreign Currency	United States dollar	$60	$80

Schedule Of Derivative Instruments, Gain (Loss) In Statement Of Financial Performance
The following table sets forth the pretax impact of cash flow hedge derivative instruments in the Consolidated Statements of Income:

						in millions
	Gain/(Loss) Recognized in OCI on Derivatives			Consolidated Statements of Income Classification	Gain/(Loss) Reclassified from OCI to Earnings
	2013	2012	2011		2013	2012	2011
Cash Flow Hedge – Derivatives designated as hedging instruments:
Commodity contracts	$(29)	$24	$(5)	Cost of Sales	$(5)	$(16)	$25
Foreign exchange contracts	(2)	(8)	9	Other Income/Expense	(4)	4	—
Total	$(31)	$16	$4		$(9)	$(12)	$25

Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Schedule Of Notional Amount Of Derivatives
We had the following aggregated notional values of outstanding forward contracts entered into to hedge firm commitments which are accounted for as a fair value hedge:

			in millions
	Metric	September 28, 2013	September 29, 2012
Commodity:
Live Cattle	Pounds	209	232
Lean Hogs	Pounds	384	239

Schedule Of Derivative Instruments, Gain (Loss) In Statement Of Financial Performance

		in millions
	Consolidated Statements of Income Classification	2013	2012	2011
Gain/(Loss) on forwards	Cost of Sales	$21	$47	$(78)
Gain/(Loss) on purchase contract	Cost of Sales	(21)	(47)	78

Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule Of Notional Amount Of Derivatives
We had the following aggregate outstanding notional values related to our undesignated positions:

		in millions, except soy meal tons
	Metric	September 28, 2013	September 29, 2012
Commodity:
Corn	Bushels	69	19
Soy Meal	Tons	204,600	1,200
Soy Oil	Pounds	11	17
Live Cattle	Pounds	60	68
Lean Hogs	Pounds	159	108
Foreign Currency	United States dollars	$95	$165

Schedule Of Derivative Instruments, Gain (Loss) In Statement Of Financial Performance
The following table sets forth the pretax impact of the undesignated derivative instruments in the Consolidated Statements of Income:

		in millions
	Consolidated Statements of Income Classification	Gain/(Loss) Recognized in Earnings
		2013	2012	2011
Derivatives not designated as hedging instruments:
Commodity contracts	Sales	$(10)	$(10)	$20
Commodity contracts	Cost of Sales	(24)	51	(2)
Foreign exchange contracts	Other Income/Expense	2	—	(3)
Total		$(32)	$41	$15